Nature of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
1. Nature of the Business
AVROBIO, Inc. (the “Company” or “AVROBIO”) is a gene therapy company which has been focused on developing potentially curative ex vivo lentiviral gene therapies to treat rare diseases following a single dose treatment regimen.
On July 12, 2023, following a comprehensive review of the Company’s business by its Board of Directors (the “Board”), the Company announced its intention to halt development of its programs and explore strategic alternatives focused on maximizing stockholder value, which may include, but are not limited to, an acquisition, a merger, business combination or divestiture. The decision was not related to any safety or medical issues or negative regulatory feedback related to the Company’s programs. See Note 13 for further discussion.
The Company is subject to risks and uncertainties including, should it resume development of its product candidates, risks and uncertainties common to early-stage companies in the biotechnology industry, including but not limited to, risks associated with completing preclinical studies and clinical trials, receiving regulatory approvals for product candidates, development by competitors of new biopharmaceutical products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Should the Company resume development of its product candidates, significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization, would be required. These efforts would require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, should the Company resume development of its product candidates, it is uncertain when, if ever, the Company would realize revenue from product sales.
In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic
205-40),
the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company has devoted substantially all of its efforts to research and development, business planning, acquiring operating assets, seeking protection for its technology and product candidates, and raising capital. Since inception, the Company has had recurring losses and has funded its operations through sales of preferred stock and common stock, a term loan facility and the sale of the Company’s cystinosis gene therapy program (designated
AVR-RD-04)
and all other assets of the Company specifically related to this program. As of September 30, 2023, the Company had an accumulated deficit of $468,490. The Company expects that its cash and cash equivalents of $105,842 as of September 30, 2023 will be sufficient to fund current planned operations and capital expenditure requirements for at least the next twelve months from the filing date of this Quarterly Report on Form
10-Q
with the Securities and Exchange Commission (“SEC”). However, the future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed, should the Company resume development of its product candidates, could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.
On May 19, 2023, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Novartis Pharma AG and Novartis Pharmaceuticals Corporation (collectively, “Novartis”),

providing for the sale of the Company’s cystinosis gene therapy program (designated
AVR-RD-04)
and all other assets of the Company specifically related to this program. The aggregate consideration to the Company consisted of a cash payment of $87,500 upon closing of the transaction. The Company completed the Asset Sale on June 9, 2023 and recognized $83,736 as a gain on asset sale, net of $3,764 transaction costs, in the condensed consolidated statement of operations and comprehensive income (loss) for the nine months ended September 30, 2023. See Note 3 for further discussion.
In July 2023, the Board approved a reduction in the Company’s workforce by approximately 50% across different areas and functions in the Company (the “July 2023 Workforce Reduction”). The July 2023 Workforce Reduction was substantially completed by the end of July 2023. The Company informed affected employees in the July 2023 Workforce Reduction on July 12, 2023. Since the date of the July 2023 Workforce Reduction, the Company’s remaining employees have primarily focused on activities relating to halting further development of the Company’s programs, the pursuit of strategic alternatives, and the provision of services under the previously disclosed Separation Services Agreement between the Company and Novartis in connection with the sale to Novartis of the Company’s cystinosis gene therapy program. The Company’s remaining workforce was further reduced by 11 employees in a workforce reduction implemented effective as of October 31, 2023 (the “October 2023 Workforce Reduction”). Affected employees in the July 2023 Workforce Reduction and October 2023 Workforce Reduction were offered separation benefits, including severance payments. See Note 13 for further discussion.

1. Nature of the Business
AVROBIO, Inc. (the “Company” or “AVROBIO”) is a clinical-stage gene therapy company focused on developing potentially curative ex vivo
lentiviral gene therapies to treat rare diseases following a single dose treatment regimen.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including but not limited to, risks associated with completing preclinical studies and clinical trials, receiving regulatory approvals for product candidates, development by competitors of new biopharmaceutical products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.
In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
(Subtopic
205-40),
the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company has devoted substantially all of its efforts to research and development, business planning, acquiring operating assets, seeking protection for its technology and product candidates, and raising capital. Since inception, the Company has had recurring losses and has funded its operations through sales of preferred stock and common stock and a term loan facility. As of December 31, 2022, the Company had an accumulated deficit of $489,432.
The Company expects that its cash and cash equivalents of $92,563 as of December 31, 2022 may not be sufficient to fund operations for at least the next twelve months from the date of issuance of these consolidated financial statements which raises substantial doubt about the Company’s ability to continue as a going concern, and the Company will need to obtain additional funding. The Company expects to finance its operations through potential public or private equity financings, debt financings, collaboration agreements or other capital sources. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.